Vehicles and equipment on operating leases (Tables)	12 Months Ended
Mar. 31, 2011
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Vehicles	¥2,516,948	¥2,404,032	$28,912
Equipment	96,300	87,914	1,057

	2,613,248	2,491,946	29,969
Less - Accumulated depreciation	(791,169)	(662,255)	(7,964)

Vehicles and equipment on operating leases, net	¥1,822,079	¥1,829,691	$22,005

Future minimum rentals from vehicles and equipment on operating leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥375,712	$4,518
2013	256,231	3,082
2014	110,583	1,330
2015	26,645	320
2016	6,547	79
Thereafter	5,487	66

Total minimum future rentals	¥781,205	$9,395